Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by SEC rules, we are providing the following information about the relationship between (i) the total compensation of our CEO and non-CEO Named Officers, as presented in the Summary Compensation Table on page 46 (“SCT Total”), (ii) the “compensation actually paid” to our CEO and non-CEO Named Officers, as calculated in accordance with Item 402(v) of Regulation S-K (“CAP”) and (iii) certain financial performance of the Company. This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K and does not necessarily reflect value actually realized by the Named Officers. The P&O Committee evaluates compensation decisions in light of Company or individual performance and does not use “compensation actually paid” as a basis for making compensation decisions. For information concerning our compensation philosophy and how we align executive compensation with our performance, see the CD&A.

					Average Summary Compensation Table Total for Non-CEO Named Officers ($) (d)		Average Compensation Actually Paid to Non-CEO Named Officers ($) (e)		Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for CEO ($) (b)	(1)	Compensation Actually Paid to CEO ($) (c)	(2)		(1)		(2)	Total Shareholder Return ($) (f)	Peer Group Total Shareholder Return ($) (g)	(3)	Net Income ($ in millions) (h)	Company-Selected Measure: Organic Sales Growth (%) (i)	(4)
2025	16,478,196		12,342,588		6,359,687		5,453,184		104.0	111.8		2,261	1.4
2024	18,234,864		31,680,526		4,875,100		7,652,617		116.8	112.6		3,049	7.4
2023	17,121,584		19,463,894		4,705,766		5,197,259		100.2	108.0		2,455	8.4
2022	14,462,406		11,047,446		4,061,090		3,453,780		96.5	113.0		1,967	7.0
2021	15,458,151		18,008,793		4,085,777		4,559,072		102.1	114.3		2,338	4.4

Company Selected Measure Name	Organic sales growth
Named Executive Officers, Footnote
(1)	Noel Wallace was our Chairman, President and Chief Executive Officer for all years presented in the table. The non-CEO Named Officers presented in the table are Stanley J. Sutula III (all years), Jennifer M. Daniels (all years), Panagiotis Tsourapas (all years), Shane Grant (2025) and Prabha Parameswaran (2021-2024).

Peer Group Issuers, Footnote [Text Block]
(3)	Represents the weighted peer group total shareholder return, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is our Comparison Group, as defined in the CD&A, which is also the peer company index used by us for purposes of Item 201(e) of Regulation S-K. In our 2025 Proxy Statement, the peer group used in this table (the “Prior Peer Group”) also included Kellanova, which was removed from our Comparison Group in 2025 due to its acquisition by Mars, Incorporated. The weighted peer group shareholder return for the Prior Peer Group was 112.6, 113.3, 108.0, 113.2 and 114.2 for the periods ending December 31, 2025 (with Kellanova’s stock price performance included through December 11, 2025, the day on which it ceased trading following its acquisition), December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021, respectively.

PEO Total Compensation Amount	$ 16,478,196	$ 18,234,864	$ 17,121,584	$ 14,462,406	$ 15,458,151
PEO Actually Paid Compensation Amount	$ 12,342,588	31,680,526	19,463,894	11,047,446	18,008,793
Adjustment To PEO Compensation, Footnote
(2)	The following table describes the adjustments for 2025, each of which is required by SEC rules, to calculate CAP from the SCT Total. The SCT Total and CAP amounts do not reflect the actual amount of compensation earned by or paid to our Named Officers during the applicable years, but rather are amounts determined in accordance with Item 402(v) of Regulation S-K.

	2025
Adjustments ($)	CEO	Non-CEO Named Officers*
SCT Total	16,478,196	6,359,687
Adjustments for defined benefit and actuarial pension plans
(Deduct): Aggregate change in actuarial present value included in SCT Total for the covered year	(56,626)	(1,211)
Add: Service cost and prior service cost for the covered year	—	—
Adjustments for equity awards
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered year	(11,575,168)	(3,942,611)
Add: Fair value at covered year end of awards granted during the covered year that were outstanding and unvested at the covered year end	9,819,625	3,400,169
Add/(Deduct): Year-over-year change in fair value at covered year end of awards granted in any prior year that were outstanding and unvested at the covered year end	208,835	22,895
Add: Vesting date fair value of awards granted and vested during the covered year	101,504	15,875
Add/(Deduct): Change as of the vesting date (from end of the prior year) in fair value of awards granted in any prior year for which vesting conditions were satisfied during the covered year	(2,708,307)	(436,720)
(Deduct): Fair value at end of prior year of awards granted in any prior year that failed to meet the applicable vesting conditions during the covered year	—	—
Add: Dividends or other earnings paid on awards in the covered year prior to vesting if not otherwise included in SCT Total for the covered year	74,529	35,101
CAP (as calculated)	12,342,588	5,453,184
*	Amounts presented are averages for the entire group of Non-CEO Named Officers
For purposes of the above adjustments, the fair value of unvested equity awards was calculated on each of the required measurement dates using methodologies and assumptions consistent with the grant date fair value calculations for accounting purposes. The fair values of stock option awards were determined using the Black-Scholes model with corresponding assumptions (expected term of stock option awards, expected volatility, risk-free interest rate and expected dividend yield) as of the measurement dates. The fair values of PBRSU awards were determined using a Monte-Carlo simulation as of the measurement dates. Prior to the final measurement dates, the total values of unvested PBRSU awards were determined based on the probable outcome of performance-based vesting conditions and the relevant Monte Carlo fair value on that measurement date. On the final measurement dates, the fair values of PBRSU awards were determined based on the approved payout factor and the closing price of our Common Stock on those dates. The fair values of time-based RSU awards were determined using the closing price of our Common Stock on the measurement dates.

Non-PEO NEO Average Total Compensation Amount	$ 6,359,687	4,875,100	4,705,766	4,061,090	4,085,777
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,453,184	7,652,617	5,197,259	3,453,780	4,559,072
Adjustment to Non-PEO NEO Compensation Footnote
(2)	The following table describes the adjustments for 2025, each of which is required by SEC rules, to calculate CAP from the SCT Total. The SCT Total and CAP amounts do not reflect the actual amount of compensation earned by or paid to our Named Officers during the applicable years, but rather are amounts determined in accordance with Item 402(v) of Regulation S-K.

	2025
Adjustments ($)	CEO	Non-CEO Named Officers*
SCT Total	16,478,196	6,359,687
Adjustments for defined benefit and actuarial pension plans
(Deduct): Aggregate change in actuarial present value included in SCT Total for the covered year	(56,626)	(1,211)
Add: Service cost and prior service cost for the covered year	—	—
Adjustments for equity awards
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered year	(11,575,168)	(3,942,611)
Add: Fair value at covered year end of awards granted during the covered year that were outstanding and unvested at the covered year end	9,819,625	3,400,169
Add/(Deduct): Year-over-year change in fair value at covered year end of awards granted in any prior year that were outstanding and unvested at the covered year end	208,835	22,895
Add: Vesting date fair value of awards granted and vested during the covered year	101,504	15,875
Add/(Deduct): Change as of the vesting date (from end of the prior year) in fair value of awards granted in any prior year for which vesting conditions were satisfied during the covered year	(2,708,307)	(436,720)
(Deduct): Fair value at end of prior year of awards granted in any prior year that failed to meet the applicable vesting conditions during the covered year	—	—
Add: Dividends or other earnings paid on awards in the covered year prior to vesting if not otherwise included in SCT Total for the covered year	74,529	35,101
CAP (as calculated)	12,342,588	5,453,184
*	Amounts presented are averages for the entire group of Non-CEO Named Officers
For purposes of the above adjustments, the fair value of unvested equity awards was calculated on each of the required measurement dates using methodologies and assumptions consistent with the grant date fair value calculations for accounting purposes. The fair values of stock option awards were determined using the Black-Scholes model with corresponding assumptions (expected term of stock option awards, expected volatility, risk-free interest rate and expected dividend yield) as of the measurement dates. The fair values of PBRSU awards were determined using a Monte-Carlo simulation as of the measurement dates. Prior to the final measurement dates, the total values of unvested PBRSU awards were determined based on the probable outcome of performance-based vesting conditions and the relevant Monte Carlo fair value on that measurement date. On the final measurement dates, the fair values of PBRSU awards were determined based on the approved payout factor and the closing price of our Common Stock on those dates. The fair values of time-based RSU awards were determined using the closing price of our Common Stock on the measurement dates.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP vs. TSR, Prior Peer Group TSR and Peer Group TSR
Compensation Actually Paid vs. Net Income [Text Block]	CAP vs. Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP vs. Organic Sales Growth
Tabular List [Table Text Block]

Tabular List of Financial Performance Measures Used to Link CAP for the Most Recently Completed Fiscal Year To Company Performance

The following table lists the financial performance metrics that, in our assessment, represent the most important financial performance measures we use to link CAP for our Named Officers for 2025 to Company performance.

Adjusted Earnings Per Share
Free Cash Flow Productivity
Organic Sales Growth (Company-Selected Measure)
Relative Adjusted Net Income Growth
Relative Organic Sales Growth
Relative Total Shareholder Return

Total Shareholder Return Amount	$ 104.0	116.8	100.2	96.5	102.1
Peer Group Total Shareholder Return Amount	111.8	112.6	108.0	113.0	114.3
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 2,261,000,000	$ 3,049,000,000	$ 2,455,000,000	$ 1,967,000,000	$ 2,338,000,000
Company Selected Measure Amount	0.014	0.074	0.084	0.070	0.044
PEO Name	Noel Wallace	Noel Wallace	Noel Wallace	Noel Wallace	Noel Wallace
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Name	Organic Sales Growth
Non-GAAP Measure Description [Text Block]
(4)	Organic sales growth is a non-GAAP financial measure defined as net sales excluding foreign exchange, acquisitions and divestments. Please see Annex A for a reconciliation of organic sales growth to net sales growth calculated in accordance with GAAP.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Name	Adjusted Earnings Per Share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Name	Free Cash Flow Productivity
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Name	Relative Adjusted Net Income Growth
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Name	Relative Organic Sales Growth
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Name	Relative Total Shareholder Return
Aggregate Change In Actuarial Present Value Included In S C T Total For The Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (56,626)
Aggregate Change In Actuarial Present Value Included In S C T Total For The Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,211)
Service Cost And Prior Service Cost For The Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Service Cost And Prior Service Cost For The Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Aggregate Value For Stock Awards And Option Awards Included In S C T Total For The Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,575,168)
Aggregate Value For Stock Awards And Option Awards Included In S C T Total For The Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,942,611)
Fair Value At Covered Year End Of Awards Granted During The Covered Year That Were Outstanding And Unvested At The Covered Year End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,819,625
Fair Value At Covered Year End Of Awards Granted During The Covered Year That Were Outstanding And Unvested At The Covered Year End [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,400,169
Year Over Year Change In Fair Value At Covered Year End Of Awards Granted In Any Prior Year That Were Outstanding And Unvested At The Covered Year End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	208,835
Year Over Year Change In Fair Value At Covered Year End Of Awards Granted In Any Prior Year That Were Outstanding And Unvested At The Covered Year End [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	22,895
Vesting Date Fair Value Of Awards Granted And Vested During The Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	101,504
Vesting Date Fair Value Of Awards Granted And Vested During The Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	15,875
Change As Of The Vesting Date From End Of The Prior Year In Fair Value Of Awards Granted In Any Prior Year For Which Vesting Conditions Were Satisfied During The Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,708,307)
Change As Of The Vesting Date From End Of The Prior Year In Fair Value Of Awards Granted In Any Prior Year For Which Vesting Conditions Were Satisfied During The Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(436,720)
Fair Value At End Of Prior Year Of Awards Granted In Any Prior Year That Failed To Meet The Applicable Vesting Conditions During The Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Fair Value At End Of Prior Year Of Awards Granted In Any Prior Year That Failed To Meet The Applicable Vesting Conditions During The Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Dividends Or Other Earnings Paid On Awards In The Covered Year Prior To Vesting If Not Otherwise Included In S C T Total For The Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	74,529
Dividends Or Other Earnings Paid On Awards In The Covered Year Prior To Vesting If Not Otherwise Included In S C T Total For The Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 35,101